UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-10541
                                                     ---------

                    Oppenheimer Tremont Opportunity Fund, LLC
                    -----------------------------------------
               (Exact name of registrant as specified in charter)

                           Two World Financial Center
                             New York, NY 10281-1008
                             -----------------------
               (Address of principal executive offices) (Zip code)

                             Katherine P. Feld, Esq.
                             OppenheimerFunds, Inc.
                           Two World Financial Center
                             New York, NY 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: 1-800-858-9826
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

          Date of reporting period: April 1, 2003 -- September 30, 2003
                                    -----------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

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OPPENHEIMER
TREMOND
OPPORTUNITY FUND, LLC

SEMIANNUAL
REPORT

SEPTEMBER 30, 2003
--------------------------------------------------------------------------------



[LOGO OMITTED]  OPPENHEIMERFUNDS(R)
                THE RIGHT WAY TO INVEST

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TABLE OF CONTENTS
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SEPTEMBER 30, 2003 SEMIANNUAL REPORT
OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC



Statement of Assets, Liabilities and Members' Capital                        2

Schedule of Investments                                                      3

Statement of Operations                                                      5

Statements of Changes in Members' Capital                                    6

Statement of Cash Flows                                                      7

Notes to Financial Statements                                                8

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STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL (UNAUDITED)
--------------------------------------------------------------------------------

OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC



                                                                              SEPTEMBER 30, 2003
                                                                           -----------------------
ASSETS
Investments in investment funds, at net asset value (cost $46,850,406)       $         53,195,824
Cash and cash equivalents (cost $4,266,205)                                             4,266,205
Receivable for investment funds sold                                                      107,438
Other Assets                                                                               12,502
                                                                           -----------------------
     TOTAL ASSETS                                                                      57,581,969
                                                                           -----------------------

LIABILITIES
Payable for Member redemptions                                                            317,432
Management fee                                                                             57,472
Investor servicing fees                                                                    42,120
Professional fees                                                                          25,942
Accounting and investor processing fees                                                    21,110
Administration fee                                                                         11,976
Board of Managers' fees and expenses                                                        1,359
Miscellaneous                                                                               7,043
                                                                           -----------------------
     TOTAL LIABILITIES                                                                    484,454
                                                                           -----------------------

MEMBERS' CAPITAL                                                             $         57,097,515
                                                                           =======================

MEMBERS' CAPITAL
Represented by:
Net capital contributions                                                    $         50,752,097
Net unrealized appreciation on investments                                              6,345,418
                                                                           -----------------------
     MEMBERS' CAPITAL                                                        $         57,097,515
                                                                           =======================



The accompanying notes are an integral part of these financial statements.

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SCHEDULE OF INVESTMENTS, SEPTEMBER 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC


                                           % OF                                       % OF
                                        INVESTMENT                                  MEMBERS'
DESCRIPTION                              FUND HELD       COST          VALUE        CAPITAL      LIQUIDITY *
-----------                              ---------       ----          -----        -------      ---------
INVESTMENT IN INVESTMENT FUNDS
CONVERTIBLE ARBITRAGE
     Arbitrex Partners, L.P.               0.8       $ 1,571,000   $1,719,963           3.0       Monthly
     Advent Convertible Arbitrage          1.1         1,925,000    1,987,905           3.5       Monthly
                                                    -----------------------------------------
TOTAL CONVERTIBLE ARBITRAGE                            3,496,000    3,707,868           6.5


EQUITY MARKET NEUTRAL
     AQR Global Stock Selection
     Institutional Fund, L.P.              6.7         1,495,000    1,644,777           2.9      Quarterly
     NYLIM Andover Partners, L.P.          4.2         3,000,000    3,010,382           5.3      Quarterly
                                                    -----------------------------------------
TOTAL EQUITY MARKET NEUTRAL                            4,495,000    4,655,159           8.2

EVENT DRIVEN
     Atticus Qualified Partners, L.P.**                  255,246      108,730           0.2      Quarterly
     Avenue Investments, L.P.              0.5         1,621,000    2,147,804           3.8       Annually
     Cerberus Partners, Ltd.               0.3         2,350,000    2,776,446           4.9      Quarterly
     GoldenTree High Yield Partners, L.P.  0.4         1,376,000    2,008,218           3.5     Semiannually
     Seneca Capital Partners               1.1         2,145,800    2,415,551           4.2       Annually
                                                    -----------------------------------------
TOTAL EVENT DRIVEN                                     7,748,046    9,456,749          16.6

FIXED INCOME ARBITRAGE
     Oak Hill CCF Partners, L.P.           1.0         2,720,000    2,875,336           5.0       Monthly
     Endeavour Fund I, LLC                 1.4         3,475,000    3,677,576           6.4      Quarterly
                                                    -----------------------------------------
TOTAL FIXED INCOME ARBITRAGE                           6,195,000    6,552,912          11.4

GLOBAL MACRO
     Epoch Capital Partners, L.P.          4.7         3,716,000    3,994,867           7.0       Annually
     Vega Global Fund Limited              0.7         3,429,360    4,212,316           7.4       Monthly
                                                    -----------------------------------------
TOTAL GLOBAL MACRO                                     7,145,360    8,207,183          14.4


The accompanying notes are an integral part of these financial statements.

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SCHEDULE OF INVESTMENTS, SEPTEMBER 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC


                                           % OF                                      % OF
                                        INVESTMENT                                 MEMBERS'
 DESCRIPTION                             FUND HELD       COST          VALUE        CAPITAL      LIQUIDITY *
 -----------                             ---------       ----          -----        -------      ---------
 INVESTMENT IN INVESTMENT FUNDS
 (CONTINUED)

 LONG/SHORT EQUITY
      Clairborne Capital Partners
      Institutional, L.P.                  1.5      $  3,082,000   $ 3,817,730          6.7      Quarterly
      Coatue Qualified Partners, L.P.                  1,245,000     1,398,991          2.5      Quarterly
      Hornet Fund, L.P.                    0.5         1,245,000     1,333,274          2.3      Quarterly
      Tremblant Partners, L.P.             0.6         1,645,000     1,880,161          3.3      Quarterly
      Whitney New Japan Partners, L.P.     8.4         3,495,000     4,110,195          7.2      Quarterly
      Hunter Global Investors Fund         1.3         3,075,000     3,257,925          5.7      Quarterly
                                                   ------------------------------------------
 TOTAL LONG/SHORT EQUITY                              13,787,000    15,798,276         27.7

 MULTI-STRATEGY
      Amaranth Partners, LLC               0.4         1,992,000     2,467,592          4.3      Quarterly
      Sagamore Hill Partners, L.P.         0.6         1,992,000     2,350,085          4.1      Quarterly
                                                   ------------------------------------------
 TOTAL MULTI-STRATEGY                                  3,984,000     4,817,677          8.4
                                                   ------------------------------------------

 Total Investments in Investment Funds                46,850,406    53,195,824         93.2

 Short - Term Investment
 Provident Institutional Temp Fund
 (4,266,205 shares)                                    4,266,205     4,266,205          7.5
                                                   ------------------------------------------

 TOTAL INVESTMENTS IN INVESTMENT FUNDS
 AND SHORT - TERM INVESTMENT                        $ 51,116,611    57,462,029        100.7
                                                   ==============

 Other Assets, less Liabilities                                      (364,514)        (0.7)
                                                                  ---------------------------

 Total Members' Capital                                            $57,097,515      100.0 %

                                                                  ===========================


DETAILED INFORMATION ABOUT THE INVESTMENT FUNDS' PORTFOLIOS IS NOT AVAILABLE.
* AVAILABLE FREQUENCY OF REDEMPTIONS AFTER INITIAL LOCK UP PERIOD.
**AN INVESTMENT % IS NOT AVAILABLE FOR THIS INVESTMENT FUND DUE TO THE FACT THAT THIS POSITION REPRESENTS A RESIDUAL INVESTMENT. THIS INVESTMENT WILL BE LIQUIDATED UPON THE SALE OF CERTAIN ILLIQUID SECURITIES BY THE INVESTMENT FUND.

The accompanying notes are an integral part of these financial statements.

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STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC


                                                                       SIX MONTHS ENDED
                                                                      SEPTEMBER 30, 2003
                                                                    ------------------------
INVESTMENT INCOME
   Dividends                                                                  $      14,455
                                                                    ------------------------

EXPENSES
   Management fees                                                                  293,338
   Administration fees                                                               61,125
   Investor servicing fee                                                            52,509
   Accounting and investor processing fees                                           49,240
   Professional fees                                                                 37,500
   Custodian fees                                                                     6,048
   Board of Managers' fees and expenses                                               5,347
   Other expenses                                                                    11,508
                                                                    ------------------------
       Total expenses                                                               516,615
                                                                    ------------------------

NET INVESTMENT LOSS                                                               (502,160)
                                                                    ------------------------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
   Net realized gain on investments                                                 134,580
   Net change in unrealized appreciation in investments                           3,967,941
                                                                    ------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                   4,102,521
                                                                    ------------------------

NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                      $   3,600,361
                                                                    ========================


The accompanying notes are an integral part of these financial statements.

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STATEMENTS OF CHANGES IN MEMBERS' CAPITAL (UNAUDITED)
--------------------------------------------------------------------------------

OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC


                                                                   SIX MONTHS ENDED
                                                                  SEPTEMBER 30, 2003         YEAR ENDED
                                                                      (UNAUDITED)          MARCH 31, 2003
                                                                ---------------------------------------------
FROM OPERATIONS
     Net investment loss                                             $   (502,160)         $    (642,440)
     Net realized gain (loss) on investments                               134,580              (287,421)
     Net change in net unrealized appreciation on
          investments                                                    3,967,941              1,915,230
                                                                ---------------------------------------------

INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                     3,600,361                985,369
                                                                ---------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
     Proceeds from Adviser subscriptions                                    45,011                 12,631
     Proceeds from Member subscriptions                                 17,155,001             10,029,827
     Payments for Member redemptions                                     (317,432)              (221,738)
                                                                ---------------------------------------------
INCREASE IN MEMBERS' CAPITAL DERIVED FROM CAPITAL
     TRANSACTIONS                                                       16,882,580              9,820,720

TOTAL INCREASE IN MEMBERS' CAPITAL                                      20,482,941             10,806,089
                                                                ---------------------------------------------

MEMBERS' CAPITAL, BEGINNING OF PERIOD                                   36,614,574             25,808,485
                                                                ---------------------------------------------

MEMBERS' CAPITAL, END OF PERIOD                                      $  57,097,515          $  36,614,574
                                                                =============================================

*INCLUDES $1,013 REALLOCATION OF INCENTIVE ALLOCATION.

The accompanying notes are an integral part of these financial statements.

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STATEMENT OF CASH FLOWS (UNAUDITED)
--------------------------------------------------------------------------------

OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC


                                                                                       SEPTEMBER 30, 2003
                                                                                     ------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
     Net Increase in members' capital derived from operations                          $           3,600,361
     Adjustments to reconcile net increase in members' capital derived from operations to net cash used in operating activities:
       Net realized gain on investments                                                            (134,580)
       Net change in unrealized appreciation on investments                                      (3,967,941)
       Purchases of investments                                                                 (20,172,000)
       Sales of investments                                                                        3,055,021
       Increase in payable for member redemptions                                                     95,694
       Decrease in management fee payable                                                           (14,760)
       Increase in investor servicing fees payable                                                    30,605
       Decrease in receivables for investment funds sold                                           1,069,136
       Decrease in other assets                                                                        8,467
       Decrease in administration fee payable                                                        (3,075)
       Decrease in professional fees payable                                                        (16,802)
       Decrease in Board of Managers' fees and expenses payable                                        (173)
       Decrease in miscellaneous fees payable                                                        (3,954)
       Increase in accounting and investor processing fees payable                                       737
                                                                                     ------------------------
Net cash used in operating activities                                                           (16,453,264)

CASH FLOWS FROM FINANCING ACTIVITIES
       Proceeds from Member subscription                                                          17,200,012
       Payments for Member redemptions                                                             (317,432)
                                                                                     ------------------------
Net cash provided by financing activities                                                         16,882,580

Net Increase in cash and cash Equivalents                                                            429,316
Cash and cash equivalents at beginning of period                                                   3,836,889
                                                                                     ------------------------
Cash and cash equivalents at end of period                                             $           4,266,205
                                                                                     ========================


The accompanying notes are an integral part of these financial statements.

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NOTES TO FINANCIAL STATEMENTS SEPTEMBER 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

OPPENHEIMER TREMONT OPPORTUNITY FUND, LLC

1.   ORGANIZATION

Oppenheimer Tremont Opportunity Fund, LLC (the "Fund") was organized as a Delaware limited liability company on October 3, 2001. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company. The Fund's investment objective is to generate consistently absolute returns over various market cycles. The Fund seeks to achieve this objective by allocating its assets for investment primarily in private investment partnerships and similar investment vehicles ("Investment Funds") that are managed by a select group of alternative asset managers that employ a wide range of specialized investment strategies. The Fund will allocate its assets dynamically among a variety of alternative investment strategies that each individually offer the potential for attractive investment returns and are expected to blend together within the Fund's portfolio to limit the Fund's overall investment exposure to general trends in equity, debt and other markets. The Fund commenced operations on January 2, 2002.

OppenheimerFunds, Inc. (the "Adviser"), serves as the investment adviser of the Fund subject to the ultimate supervision of and subject to any policies established by the Fund's Board of Managers (the "Board"), pursuant to the terms of the investment advisory agreement with the Fund (the "Advisory Agreement"). Pursuant to the Advisory Agreement, the Adviser is responsible for developing, implementing and supervising the Fund's investment program. The Adviser is authorized, subject to the approval of the Board and Members, to retain one of its affiliates to provide any or all of the investment advisory services required to be provided to the Fund or to assist the Adviser in providing these services.

Tremont Partners, Inc. (the "Investment Manager"), an affiliate of the Adviser, has been retained to serve as the Fund's Investment Manager and is responsible for providing day-to-day investment management services to the Fund, subject to the supervision of the Adviser.

The Adviser is wholly-owned by Oppenheimer Acquisition Corp., a holding company ultimately controlled by Massachusetts Mutual Life Insurance Company. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

Generally, initial and additional applications for interests ("Interests") by eligible investors may be accepted as of the first day of each month based on the Fund's net asset value. The Fund reserves the right to reject any applications for Interests in the Fund.

The Fund from time to time may offer to repurchase outstanding Interests based on the Fund's net asset value pursuant to written tenders from Members. Repurchases will be made at such times and on such terms as may be determined by the Board, in its sole discretion and will be offers to repurchase a specified dollar amount of outstanding Interests. The Fund offered to repurchase Interests as of March 31, 2003 and September 30, 2003, and will offer thereafter, twice each year, as of the last business day of March and September. A redemption fee payable to the Fund of 1.00% of the net asset value of an Interest (or portion of an Interest) repurchased by the Fund will apply if the Interest is repurchased less than one year after the Member's initial investment in the Fund. The Fund will generally pay the value of the Interests or portions thereof repurchased approximately one month after the value of Interests to be repurchased is determined. If the entire Interest of a Member is repurchased, the Member will receive an initial payment equal to 95% of the estimated value of the Interest and the balance due will be determined and paid promptly after completion of the year end audit of the Fund. In addition, the Board has approved the terms of a rescission offer to be made to investors in the Fund who purchased during the period April 1, 2003 through August 1, 2003. The Fund's Prospectus for those purchases, although correct in content, was submitted to the Securities and Exchange Commission by the Fund's investment adviser in a manner considered by the Commission to be inconsistent with its filing requirements. A Member's Interest in the Fund can only be transferred or assigned with the written consent of the Board, which may be withheld in its sole and absolute discretion.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America, which require the Adviser to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including the estimated fair value of investments. Such policies are consistently followed by the Fund in preparation of its financial statements. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

     A.   PORTFOLIO VALUATION

     The net asset value of the Fund will be determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period, generally monthly, in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

     The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds, as described in each of their financial statements and offering memoranda. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers pursuant to the Investment Funds' agreements. Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed not to be indicative of its value, the Adviser will determine, in good faith, the fair value of the Investment Fund under procedures adopted by the Board and subject to the Board's supervision.

     B. INCOME RECOGNITION AND EXPENSES

     Dividend income is recorded on the ex-dividend date. The change in an Investment Fund's net asset value is included in net change in unrealized appreciation/depreciation on investments on the statement of operations. Distributions received from Investment Funds, whether in the form of cash or securities, are applied as a reduction of the Investment Fund's cost. Realized gains or losses on withdrawals from Investment Funds are recognized on a cost recovery basis.

     The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; certain offering costs; expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board. Ongoing offering costs are charged to capital as incurred.

     Net profits or net losses of the Fund for each fiscal period are allocated among and credited to or debited against the capital accounts of all Members (but not the Special Advisory Account, as defined) as of the last day of each fiscal period in accordance with the Members' respective investment percentages for the fiscal period. Net profits or net losses are measured as the net change in the value of the net assets of the Fund, including any net change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period, before giving effect to any repurchases by the Fund of Interests or portions of Interests.

     C.  INCOME TAXES

     No provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

     At September 30, 2003, the Fund reclassified $502,160 and $134,580 from accumulated net investment loss and accumulated net realized gain on investments, respectively, to net capital contributions. This reclassification was to reflect, as an adjustment to net capital contributions, the amounts of taxable income or loss that have been allocated to the Fund's Members and had no effect on net assets.

     D. CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of monies invested in money market funds sponsored by BlackRock Institutional Management Corporation, an affiliate of PNC Bank, N.A., and are accounted for at net asset value. Dividends receivable from such funds are included in other assets on the statement of assets, liabilities and members' capital. The Fund treats all financial instruments that mature within three months as cash equivalents.

3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER

The Adviser provides certain management and administrative services to the Fund. In consideration for such management services, the Fund pays the Adviser a monthly management fee (the "Management Fee") computed at an annual rate of 1.20% of the Fund's net assets determined as of the last day of the month (before any repurchases of Interests or Incentive Allocation). The Adviser pays 50% of its fee to the Investment Manager. In consideration for such administration services, the Fund pays the Adviser a monthly administration fee (the "Administration Fee") computed at an annual rate of 0.25% of the Fund's net assets determined as of the last day of the month (before any repurchases of Interests or Incentive Allocation and the Management Fee). At September 30, 2003, $57,472 and $11,976 of the Management Fee and Administration Fee, respectively, were payable to the Adviser. For the semiannual period ended September 30, 2003, the Management Fee and Administration Fee incurred by the Fund were $293,338 and $61,125, respectively.

The Investment Manager has been designated by the Adviser as the special advisory member (the "Special Advisory Member") and is entitled to receive a performance-based allocation (the "Incentive Allocation") equal to 10% of net profits, if any, in excess of the preferred return (the "Preferred Return"). The Preferred Return is an amount determined by applying an annual percentage rate of 8% to the capital account balance of each Member as of the beginning of the fiscal period. The Incentive Allocation will apply only to net profits for the applicable fiscal period that exceed both: (i) the Preferred Return for the fiscal period; and (ii) any balance in a "Loss Recovery Account," as defined in the Fund's registration statement, established for each Member. A Special Advisory Account has been established by the Fund for crediting any Incentive Allocation due to the Special Advisory Member. The Incentive Allocation will be debited from each Member's capital account and credited to the Special Advisory Account. Generally, the Incentive Allocation will be made as of the end of each calendar year and upon the repurchase of any Member's Interest (or portion thereof). The Special Advisory Member may withdraw any Incentive Allocation credited to the Special Advisory Account at any time following the date on which the Incentive Allocation is made. For the semiannual period ended September 30, 2003, the Special Advisory Member earned $1,013 in Incentive Allocation.

The Adviser's and Investment Manager's capital account balances at September 30, 2003 were $27,413,505 and $563,119, respectively. The Adviser's and Investment Manager's capital account balances at March 31, 2003 were $25,376,615 and $522,143, respectively.

A majority of the Board is comprised of persons who are independent with respect to the Fund. Each Board member who is not an employee of the Adviser, or one of its affiliates, receives an annual retainer plus a fee for each meeting attended. Additionally, these Board members are reimbursed by the Fund for all reasonable out of pocket expenses. Any Board member who is an employee of the Adviser, or one of its affiliates, does not receive an annual fee from the Fund.

3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

PFPC Trust Company (an affiliate of PNC Bank, N.A.) serves as custodian of the Fund's assets and provides custodial services for the Fund.

PFPC Inc. ("PFPC") (also an affiliate of PNC Bank, N.A.) serves as accounting and investor processing agent to the Fund and in that capacity provides accounting, tax and Member related services. PFPC receives a monthly fee primarily based upon the average net assets of the Fund, subject to a minimum monthly fee. Additionally, the Fund reimburses all reasonable out of pocket expenses incurred by PFPC.

Under the terms of an investor servicing agreement (the "Investor Servicing Agreement") between the Fund and OppenheimerFunds Distributor, Inc. (the "Distributor"), the Distributor is authorized to retain brokers, dealers and certain financial advisers ("Investor Service Providers") to provide ongoing investor services and account maintenance services to Members that are their customers. Under the Investor Servicing Agreement, the Fund pays a fee to the Distributor to reimburse it for payments made to Investor Service Providers. This fee is paid quarterly and, with respect to each Investor Service Provider, shall not exceed the lesser of: (i) .50% (on an annualized basis) of the aggregate value of outstanding Interests held by investors that receive services from the Investor Service Provider, determined as of the last day of the calendar quarter (before any repurchases of Interests or Incentive Allocation and the Management Fee); or (ii) the Distributor's actual payments to the Investor Service Provider. The Distributor is entitled to reimbursement under the Investor Servicing Agreement for any payments it may make to any affiliated Investor Service Providers. At September 30, 2003, $42,120 was payable to the Distributor.

4.   INVESTMENTS IN INVESTMENT FUNDS

At September 30, 2003, the Fund had investments in Investment Funds, none of which were related parties. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds' managers/general partners in the form of management fees ranging from 1.0% to 2.0% annually of net assets and performance incentive fees/allocations ranging from 10% to 25% of net profits earned. The Investment Funds provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to two years from initial investment. Information related to each Investment Fund is included on the schedule of investments.

For the semiannual period ended September 30, 2003, the aggregate cost of purchases and proceeds from sales of Investment Funds were $20,172,000 and $3,055,021, respectively.

5.   INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These activities may include, but are not limited to, short selling activities, writing option contracts and interest rate, credit default and total return equity swap contracts. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

6.   FINANCIAL HIGHLIGHTS

The following represents the ratios to average members' capital and other supplemental information for the periods indicated:


                                                         SIX MONTHS ENDED
                                                        SEPTEMBER 30, 2003                 YEAR ENDED
                                                           (UNAUDITED)                   MARCH 31, 2003
                                                     -------------------------      -------------------------
Net investment loss (a)                                      (2.07%)                        (2.11%)
                                                     -------------------------      -------------------------

Expenses (including management fee) (a) (b)                   2.13%                          2.16%
Incentive allocation (c)                                      0.37%                           --
                                                     -------------------------      -------------------------
Total expense and incentive allocation                        2.50%                          2.16%
                                                     -------------------------      -------------------------

Total return - prior to incentive allocation (d)              7.53%                          3.15%
Incentive allocation (c)                                     (0.37%)                          --
                                                     -------------------------      -------------------------
Total return - net of incentive allocation (d)                7.16%                          3.15%
                                                     -------------------------      -------------------------

Portfolio turnover (e)                                          7%                            29%

Members' capital, end of period (000's)                      $57,098                        $36,615

  (a)  Annualized.
  (b) Expenses of the underlying Portfolio Funds are not included in the expense ratio.
  (c) Calculated based on the amount reallocable to the Special Advisory Member had the measurement period for incentive allocation closed on September 30, 2003. See Note 3.
  (d)  Total return is not annualized.
  (e) Represents the lesser of purchases or sales of investments in Investment Funds divided by the average value of investments in Investment Funds.

       Total Return assumes a purchase of an interest in the Fund on the first day and a sale of that same interest on the last day of the period noted, after Incentive Allocation to the Special Advisory Member, if any, and does not reflect the deduction of sales loads, if any, incurred when subscribing to the Fund.


7.   SUBSEQUENT EVENTS

Effective October 1, 2003 and November 3, 2003, the Fund received contributions from unaffiliated Members totaling $2,629,348 and $4,334,951, respectively.


PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES

OppenheimerFunds, Inc. has delegated to Tremont Partners, Inc. ("Tremont"), as the Fund's investment manager, responsibility for voting proxies relating to securities owned by the Fund, if any. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.858.9826, (ii) on the Fund's website at WWW.OPPENHEIMERFUNDS.COM, and (iii) on the SEC's website at WWW.SEC.GOV.

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                                     - 13 -
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                                     - 14 -

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc. Two World Financial Center, 225 Liberty Street, New York, NY 10080
(C) Copyright 2003, OppenheimerFunds Distributor, Inc. All right reserved.
RS0372.001.1103     November 30, 2003

                                              [LOGO OMITTED] OPPENHEIMERFUNDS(R)
                                                               DISTRIBUTOR, INC.

ITEM 2.  CODE OF ETHICS

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

      The Board of Trustees of the Fund has determined that Joseph M. Wikler, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Wikler as the Audit Committee's financial expert. Mr. Wikler is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES


      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of September 30, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

      (B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)